Share Capital - Schedule of Overview of Capital Transactions (Detail) - shares																										12 Months Ended
	Oct. 30, 2017	Oct. 27, 2017	Oct. 19, 2017	Sep. 13, 2017	Aug. 08, 2017	Jul. 18, 2017	Apr. 19, 2017	Jan. 17, 2017	Nov. 09, 2016	Oct. 18, 2016	Jul. 19, 2016	Jun. 01, 2016	Apr. 20, 2016	Mar. 17, 2016	Feb. 17, 2016	Jan. 18, 2016	Dec. 15, 2015	Dec. 07, 2015	Oct. 19, 2015	Jul. 29, 2015	Jul. 17, 2015	Jun. 03, 2015	Apr. 17, 2015	Mar. 16, 2015	Jan. 19, 2015	Jul. 18, 2017	Dec. 15, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of classes of share capital [line items]
Number of shares outstanding																												74,720,644	60,921,732	54,812,374	54,014,159
Warrants [member]
Disclosure of classes of share capital [line items]
Issuance of shares			156,849	249,563	16,700	19,833	57,125	154,342	938	10,050	39,818		18,400	210,741	7,521	288,170	287,500	7,250	5,200	24,967	79,885	83,000	20,165	174,302	115,946	19,833	287,500
Private placements [member]
Disclosure of classes of share capital [line items]
Issuance of shares												5,533,720
IPO Nasdaq [Member]
Disclosure of classes of share capital [line items]
Issuance of shares	1,714,500	11,430,000